SUBMISSION
   TYPE      CORRESP
   DOCUMENT-COUNT  1
   FILER
     CIK  0000860915
     CCC  nf9fdb#y
   SUBMISSION-CONTACT
     NAME    BILL O'BRIEN
     PHONE     (312) 917-8021
   LIVE
 DOCUMENT
   TYPE    CORRESP
    DESCRIPTION  CORRESPONDENCE
    TEXT
 PAGE
                                                   March 20, 2001
Securities and Exchange Commission
 450 Fifth Street, N.W.March 20, 2001 Filing Desk 1 - 4
 Judiciary Plaza
 Washington, D.C.  20549
Gentlemen:
Filed electronically herewith are Post-Effective Amendments for the following named Series of the Nuveen Tax-Free Unit Trusts. The Number of Trusts column refers to the number of portfolios contained in each umbrella series.

                                                 SEC               CIK         AMENDMENT         NUMBER OF

      NAME                                   FILE NUMBER         NUMBER         NUMBER         TRUSTS

---------------------------------------------------------------------------------------------------------


Series  586                                    33-37524          0000860915         10          1

Series  590                                    33-37997          0000860921         10          4

Series  632                                    33-42796          0000860963          9          5

Series  668                                    33-49149          0000882889          8          3

Series  669                                    33-49165          0000882890          8          6

Series  708                                    33-50669          0000882996          7          3

Series  709                                    33-50873          0000882997          7          3

Series  710                                    33-50885          0000882999          7          2

Series  770                                    33-56459          0000925851          6          3

Series  771                                    33-56579          0000925852          6          3

Series  772                                    33-56655          0000925853          6          3

Series  773                                    33-56673          0000925854          6          2

Series  774                                    33-56749          0000925855          6          4

Series  775                                    33-56793          0000925858          6          3

Series  776                                    33-56795          0000925859          6          4

Series  838                                    33-64005          0000941285          5          3

Series  839                                    33-64011          0000941287          5          2

Series  840                                    33-64027          0000941288          5          1

Series  841                                    33-64067          0000941289          5          2

Series  904                                    333-15793          0001019864          4          2

Series  905                                    333-16003          0001019865          4          1

Series  906                                    333-16351          0001019866          4          2

Series  907                                    333-16691          0001019879          4          3

Series  908                                    333-16923          0001019882          4          2

Series  973                                    333-38789          0001036883          3          2

Series  974                                    333-39317          0001036884          3          3

Series  975                                    333-40109          0001036885          3          2

Series  976                                    333-40511          0001036886          3          2

Series 1046                                    333-67811          0001057992          2          2

Series 1047                                    333-68047          0001057993          2          3

Series 1048                                    333-68375          0001057994          2          2

Series 1049                                    333-68565          0001057996          2          1

Series 1050                                    333-68913          0001057998          2          2

Series 1051                                    333-69091          0001074287          2          1

Series 1052                                    333-69337          0001074288          2          2

Series 1133                                    333-91501          0001087621          1          1

Series 1134                                    333-91757          0001087622          1          1

Series 1135                                    333-91869          0001087624          1          3

Series 1136                                    333-92035          0001087626          1          2

Series 1137                                    333-92485          0001087627          1          2

Series 1138                                    333-88137          0001087629          1          1

Series 1139                                    333-93203          0001087630          1          2




Each such Post-Effective Amendment is being filed to update the Schedule of Investments and Statement of Condition and includes a new Report and Consent of Independent Public Accountants. As Counsel to the Sponsor in connection with each such registration, we have reviewed each Post-Effective Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (B) OF Rule 485.
                                                /S/  CHAPMAN AND CUTLER